LEASING - Nature of the Groups leasing activities by type of right-of-use asset recognized on the balance sheet (Details)	12 Months Ended
Dec. 31, 2022 lease Asset
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
No. of right-of-use assets leased | Asset	16
Average remaining lease term	1 year 9 months 18 days
No. of leases with extension options	12
No. of leases with options to purchase	0
No. of leases with termination options	10
Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
No. of right-of-use assets leased | Asset	20
Average remaining lease term	1 year 9 months 18 days
No. of leases with extension options	9
No. of leases with options to purchase	1
No. of leases with termination options	13
Maximum | Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	6 years
Maximum | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	4 years
Minimum | Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	0 years
Minimum | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	0 years